Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense

Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2018
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	241,474	121,418	362,892

Income taxes:
Current	75,556	32,443	107,999
Deferred	(6,552)	(5,297)	(11,849)

	69,004	27,146	96,150

	Year ended December 31, 2017
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	276,149	77,735	353,884

Income taxes:
Current	80,225	35,402	115,627
Deferred	(7,453)	(10,150)	(17,603)

	72,772	25,252	98,024

	Year ended December 31, 2016
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	135,131	109,520	244,651

Income taxes:
Current	47,687	27,806	75,493
Deferred	4,126	3,062	7,188

	51,813	30,868	82,681

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2018	2017	2016
Japanese statutory income tax rate	31.0%	31.0%	33.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes *	0.7	3.7	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.0)	(2.1)	(3.0)
Tax credit for research and development expenses	(3.4)	(4.8)	(3.0)
Change in valuation allowance	0.4	1.7	(0.8)
Effect of enacted changes in tax laws and rates on Japanese tax	—	—	1.4
Effect of enacted changes in U.S. tax laws	—	(3.6)	—
Other	0.8	1.8	5.4

Effective income tax rate	26.5%	27.7%	33.8%

*	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.

Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2018	2017
	(Millions of yen)
Other assets	160,541	150,854
Other noncurrent liabilities	(70,336)	(90,010)

	90,205	60,844

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 are presented below:

	December 31
	2018	2017
	(Millions of yen)
Deferred tax assets:
Inventories	10,739	11,921
Accrued business tax	2,361	4,705
Accrued pension and severance cost	105,933	98,114
Research and development – costs capitalized for tax purposes	4,690	5,383
Property, plant and equipment	33,738	33,488
Accrued expenses	28,015	30,126
Net operating losses carried forward	28,549	29,006
Other	38,683	38,526

	252,708	251,269
Less valuation allowance	(30,734)	(30,783)

Total deferred tax assets	221,974	220,486
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(7,615)	(9,859)
Tax deductible reserve	(4,050)	(4,396)
Financing lease revenue	(26,441)	(38,287)
Intangible assets	(66,189)	(74,377)
Other	(27,474)	(32,723)

Total deferred tax liabilities	(131,769)	(159,642)

Net deferred tax assets	90,205	60,844

Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	5,854
After one year through five years	26,802
After five years through ten years	38,687
After ten years through twenty years	48,642
Indefinite period	66,129

Total	186,114

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2018	2017	2016
	(Millions of yen)
Balance at beginning of year	10,282	7,318	6,056
Additions for tax positions of the current year	45	2,956	2,741
Additions for tax positions of prior years	178	250	—
Reductions for tax positions of prior years	(17)	(915)	(665)
Settlements with tax authorities	(1,286)	—	(370)
Other	(553)	673	(444)

Balance at end of year*	8,649	10,282	7,318

*

The total amounts of unrecognized tax benefits presented in other noncurrent liabilities in the consolidated balance sheets were offset by deferred tax assets in the amount of ¥2,043 million, ¥124 million and ¥32 million as of December 31, 2018, 2017 and 2016.